Participant
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard STAR Fund Participant) Vanguard STAR Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard STAR Fund - Investor Shares	0.77%	2.33%	5.20%
Vanguard STAR Fund - Investor Shares Barclays U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	3.90%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares MSCI EAFE Index	(12.14%)	(4.72%)	4.67%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)
Vanguard STAR Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	none	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares STAR Composite Average	(1.90%)	1.15%	3.72%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares STAR Composite Index	0.87%	2.64%	5.01%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)

Retail
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard STAR Fund Retail) Vanguard STAR Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard STAR Fund - Investor Shares	0.77%	2.33%	5.20%
Vanguard STAR Fund - Investor Shares Return After Taxes on Distributions	0.04%	1.21%	4.16%
Vanguard STAR Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	0.70%	1.49%	4.00%
Vanguard STAR Fund - Investor Shares Barclays U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	3.90%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares MSCI EAFE Index	(12.14%)	(4.72%)	4.67%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)
Vanguard STAR Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	none	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares STAR Composite Average	(1.90%)	1.15%	3.72%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
Vanguard STAR Fund - Investor Shares STAR Composite Index	0.87%	2.64%	5.01%	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)